Other Intangible Assets - Summary of Other Intangible Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	£ 17,562	£ 18,776
Charge for the year	(902)	(934)	£ (796)
Impairment losses	(134)	(690)	(22)
Ending Balance	17,202	17,562	18,776
Brands with indefinite useful life [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	8,738	9,245
Ending Balance	8,732	8,738	9,245
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	26,931	27,101
Exchange adjustments	359	(528)
Capitalised development costs	203	251
Capitalised borrowing costs	1	5
Other additions	327	454
Disposals and asset write-offs	(209)	(255)
Transfer to assets held for sale	(92)	(135)
Reclassifications	67	38
Ending Balance	27,587	26,931	27,101
Cost [member] | Brands with indefinite useful life [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	8,993	9,375
Exchange adjustments	63	(272)
Transfer to assets held for sale		(44)
Reclassifications		(66)
Ending Balance	9,056	8,993	9,375
Depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(6,898)	(6,391)
Exchange adjustments	(131)	166
Charge for the year	(902)	(934)
Disposals and asset write-offs	191	235
Transfer to assets held for sale	20	26
Ending Balance	(7,720)	(6,898)	(6,391)
Impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(2,471)	(1,934)
Exchange adjustments	(89)	113
Impairment losses	(137)	(680)
Reversal of impairments	3
Disposals and asset write-offs	18	7
Transfer to assets held for sale	11	23
Ending Balance	(2,665)	(2,471)	(1,934)
Impairment [member] | Brands with indefinite useful life [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(255)	(130)
Exchange adjustments		3
Impairment losses	(69)	(132)
Transfer to assets held for sale		4
Ending Balance	(324)	(255)	(130)
Depreciation, amortisation, and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(9,369)
Ending Balance	(10,385)	(9,369)
Depreciation, amortisation, and impairment [member] | Brands with indefinite useful life [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(255)
Ending Balance	(324)	(255)
Computer software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	1,054	963
Ending Balance	1,046	1,054	963
Computer software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	2,174	2,156
Exchange adjustments	32	(37)
Capitalised borrowing costs	1	2
Other additions	173	233
Disposals and asset write-offs	(80)	(217)
Transfer to assets held for sale	(2)	(1)
Reclassifications	67	38
Ending Balance	2,365	2,174	2,156
Computer software [member] | Depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(1,111)	(1,184)
Exchange adjustments	(24)	25
Charge for the year	(240)	(163)
Disposals and asset write-offs	67	210
Transfer to assets held for sale	1	1
Ending Balance	(1,307)	(1,111)	(1,184)
Computer software [member] | Impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(9)	(9)
Impairment losses	(17)	(2)
Disposals and asset write-offs	14	2
Ending Balance	(12)	(9)	(9)
Computer software [member] | Depreciation, amortisation, and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(1,120)
Ending Balance	(1,319)	(1,120)
Licences and franchises [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	7,658	8,508
Ending Balance	7,331	7,658	8,508
Licences and franchises [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	15,275	15,143
Exchange adjustments	235	(215)
Capitalised development costs	203	251
Capitalised borrowing costs		3
Other additions	154	221
Disposals and asset write-offs	(129)	(38)
Transfer to assets held for sale	(81)	(90)
Ending Balance	15,657	15,275	15,143
Licences and franchises [member] | Depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(5,553)	(4,983)
Exchange adjustments	(104)	141
Charge for the year	(645)	(761)
Disposals and asset write-offs	124	25
Transfer to assets held for sale	18	25
Ending Balance	(6,160)	(5,553)	(4,983)
Licences and franchises [member] | Impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(2,064)	(1,652)
Exchange adjustments	(69)	110
Impairment losses	(51)	(546)
Reversal of impairments	3
Disposals and asset write-offs	4	5
Transfer to assets held for sale	11	19
Ending Balance	(2,166)	(2,064)	(1,652)
Licences and franchises [member] | Depreciation, amortisation, and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(7,617)
Ending Balance	(8,326)	(7,617)
Amortised brands [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	112	60
Ending Balance	93	112	60
Amortised brands [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	489	427
Exchange adjustments	29	(4)
Transfer to assets held for sale	(9)
Reclassifications		66
Ending Balance	509	489	427
Amortised brands [member] | Depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(234)	(224)
Exchange adjustments	(3)
Charge for the year	(17)	(10)
Transfer to assets held for sale	1
Ending Balance	(253)	(234)	(224)
Amortised brands [member] | Impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(143)	(143)
Exchange adjustments	(20)
Ending Balance	(163)	(143)	£ (143)
Amortised brands [member] | Depreciation, amortisation, and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(377)
Ending Balance	£ (416)	£ (377)